USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2021 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	75.1%
Pipelines	75.1%
Antero Midstream Corp.	2.2%	220,858	2,301,340
Cheniere Energy, Inc.(a)	7.3%	77,319	7,551,747
DT Midstream, Inc.	2.8%	63,204	2,922,553
Enbridge, Inc.	9.0%	233,154	9,279,529
EnLink Midstream LLC(a)	2.4%	370,034	2,523,632
Equitrans Midstream Corp.	3.3%	335,574	3,402,720
Gibson Energy, Inc.	2.6%	148,093	2,719,062
Hess Midstream LP – Class A	1.9%	70,766	1,996,309
Keyera Corp.	4.4%	180,240	4,534,277
Kinder Morgan, Inc.	4.4%	275,415	4,607,693
ONEOK, Inc.	5.1%	90,746	5,262,360
Pembina Pipeline Corp.	4.4%	142,781	4,524,730
Plains GP Holdings LP – Class A(a)	4.2%	399,031	4,299,559
Targa Resources Corp.	10.5%	220,840	10,867,536
TC Energy Corp.	6.1%	130,285	6,265,406
Williams Cos., Inc. (The)	4.5%	180,756	4,688,811
			77,747,264
Total Common Stocks
(Cost $67,510,610)	75.1%		77,747,264
Master Limited Partnerships	24.0%
Gas	2.7%
Western Midstream Partners LP	2.7%	132,983	2,787,324
Pipelines	21.3%
Crestwood Equity Partners LP	1.3%	45,319	1,286,153
DCP Midstream LP	1.7%	61,770	1,743,767
Energy Transfer LP	4.6%	490,522	4,699,201
Enterprise Products Partners LP	8.0%	383,820	8,305,865
Holly Energy Partners LP	0.4%	23,785	435,979
Magellan Midstream Partners LP	1.4%	32,142	1,465,032
MPLX LP	3.9%	143,136	4,075,082
			22,011,079
Total Master Limited Partnerships
(Cost $22,766,603)	24.0%		24,798,403
Money Market Funds	0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%
(Cost $832,847)	0.8%	832,847	832,847
Total Investments
(Cost $91,110,060)	99.9%		103,378,514
Other Assets in Excess of Liabilities	0.1%		119,809
Total Net Assets	100.0%		$103,498,323

(a)	Non-income producing security.

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2021 (unaudited) (continued)

Summary of Investments by Country^
United States	73.6%
Canada	26.4
100.0%

Summary of Investments by Sector^
Energy	99.2%
Money Market Fund	0.8
100.0%

^	As a percentage of total investments.